Licensed Intellectual Property (Details) - USD ($)			1 Months Ended
	Nov. 30, 2023	May 24, 2019	Jul. 31, 2022	Jul. 31, 2018
Tautomer
University Of Mississippi Agreements [Line Items]
Aggregate milestone payments if milestones achieved	$ 11,350,000
Collaborative Arrangement, Rights and Obligations, Milestone Payments, Mark-Up Percentage	20.00%
UM 5050 Pro-Drug And UM 8930 Analog Agreements | University of Mississippi
University Of Mississippi Agreements [Line Items]
Annual maintenance fee payable		$ 75,000
Royalty obligation, expiration term				10 years
UM 5050 Pro-Drug And UM 8930 Analog Agreements | Milestone 1 | University of Mississippi
University Of Mississippi Agreements [Line Items]
Aggregate milestone payments if milestones achieved		$ 200,000
Term of agreement		30 days
UM 5050 Pro-Drug And UM 8930 Analog Agreements | Milestone 2 | University of Mississippi
University Of Mississippi Agreements [Line Items]
Aggregate milestone payments if milestones achieved		$ 400,000
Term of agreement		30 days
UM 5050 pro-drug agreements | University of Mississippi
University Of Mississippi Agreements [Line Items]
Payment for upfront fees			$ 100,000